BISHOP STREET FUNDS

                              STRATEGIC GROWTH FUND
                           INSTITUTIONAL CLASS SHARES
                                 CLASS A SHARES

                        SUPPLEMENT DATED OCTOBER 31, 2002
                      TO THE PROSPECTUS DATED JULY 1, 2002

This Supplement refers to the Institutional Class Shares and Class A Shares of the Strategic Growth Fund and provides new and additional information beyond that contained in the Prospectus. This Supplement should be read in conjunction with the Prospectus.

The chart in the section entitled "FUND FEES AND EXPENSES--EXAMPLE: COST OF INVESTING" on page 3 of the Prospectus should be removed and replaced with the following:

                                    1 YEAR           3 YEARS
Institutional Class Shares            $153              $  474

Class A Shares                        $743              $1,094


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


BSF-SU-001-0100

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                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                              Phone: (610) 676-1000
                               Fax: (610) 676-1040

October 31, 2002



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


RE:      Bishop Street Funds
         Registration Nos. 33-80514/811-08572

Dear Ladies and Gentlemen:

         On behalf of Bishop Street Funds and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, attached herewith for filing please find a copy of a supplement to the prospectus for Bishop Street Strategic Growth Fund prospectus dated July 1, 2002.

         Questions and comments concerning the enclosed materials may be directed to the undersigned at (610) 676-1822.

                               Very truly yours,



                               /s/ Stephanie Cavanagh
                               Stephanie Cavanagh